Commitment and contingencies - Contractual Charter Revenues (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Twelve months ending June 30, 2013	$ 1,158,661
Twelve months ending June 30, 2014	845,562
Twelve months ending June 30, 2015	755,294
Twelve months ending June 30, 2016	193,697
Twelve months ending June 30, 2017 and thereafter	$ 131,396